Income tax (Movement of the Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax
Beginning balance	¥ 383,810	¥ 38,316
Additions	109,509	355,907
Reversals	(20,987)	(10,413)
Ending balance	¥ 472,332	¥ 383,810